INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
Schedule of Intangible assets

	As of December 31,
	2019	2018
Intangible assets before impairment	87,249	93,972
Impairment	(4,641)	(2,498)
	82,608	91,474

Schedule of movements in the impairment of Intangible assets

	Years ended December 31,
	2019	2018
At the beginning of the year	(2,498)	—
Additions	(2,143)	(2,498)
At the end of the year	(4,641)	(2,498)

Schedule of movements in the allowances of intangible assets

Intangible assets consist as of December 31, 2019 of the following:

	Gross value as of				Gross value as of
	December 31,		Currency translation		December 31,
	2018	CAPEX	adjustments	Decreases	2019
3G/4G licenses	34,193	10	—	—	34,203
PCS license (Argentina)	16,211	—	—	—	16,211
Núcleo´s licenses	3,997	4	(25)	—	3,976
Customer relationship	23,437	—	5	(1,775)	21,667
Brands	20,428	—	—	—	20,428
Incremental Cost from the acquisitions of contracts	2,084	1,610	(6)	—	3,688
Other	2,627	1	—	(56)	2,572
Total	102,977	1,625	(26)	(1,831)	102,745

	Accumulated				Accumulated	Net
	amortization				amortization	carrying
	as of		Currency		as of	value as of
	December 31,		translation		December 31,	December 31,
	2018	Amortization	adjustments	Decreases	2019	2019
3G/4G licenses	(1,950)	(2,338)	—	—	(4,288)	29,915
PCS license (Argentina)	—	—	—	—	—	16,211
Núcleo´s licenses	(113)	(138)	(28)	—	(279)	3,697
Customer relationship	(4,728)	(4,016)	(16)	1,775	(6,985)	14,682
Brands	(144)	(8)	—	—	(152)	20,276
Incremental Cost from the acquisitions of contracts	(604)	(1,511)	—	—	(2,115)	1,573
Other	(1,466)	(258)	(1)	48	(1,677)	895
Total	(9,005)	(8,269)	(45)	1,823	(15,496)	87,249

Intangible assets consist as of December 31, 2018 of the following:

	Gross value as of			Currency		Gross value as
	December 31,	Incorporation		translation		of December 31,
	2017	by merger	CAPEX	adjustments	Decreases	2018
3G/4G licenses	6,944	27,249	—	—	—	34,193
PCS license (Argentina)	—	16,211	—	—	—	16,211
Núcleo´s licenses	—	2,648	1,298	51	—	3,997
Customer relationship	—	24,262	—	112	(937)	23,437
Brands	383	20,045	—	—	—	20,428
Incremental Cost from the acquisitions of contracts	—	—	2,074	10	—	2,084
Other	1,369	140	1,098	20	—	2,627
Total	8,696	90,555	4,470	193	(937)	102,977

	Accumulated				Accumulated	Net carrying
	amortization as of		Currency		amortization as of	value as of
	December 31,		translation		December 31,	December 31,
	2017	Amortization	adjustments	Decreases	2018	2018
3G/4G licenses	(111)	(1,839)	—	—	(1,950)	32,243
PCS license (Argentina)	—	—	—	—	—	16,211
Núcleo´s licenses	—	(107)	(6)	—	(113)	3,884
Customer relationship	—	(5,500)	12	760	(4,728)	18,709
Brands	(137)	(7)	—	—	(144)	20,284
Incremental Cost from the acquisitions of contracts	—	(580)	(24)	—	(604)	1,480
Other	(1,318)	(148)	—	—	(1,466)	1,161
Total	(1,566)	(8,181)	(18)	760	(9,005)	93,972